JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

April 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds listed in Appendix A. These exhibits contain the risk/return summary information in the prospectus for the Funds dated as indicated in Appendix A and as supplemented April 10, 2017. The purpose of this filing is to submit the XBRL information from the 497 filing dated April 10, 2017 for the Funds.

Please contact the undersigned at 212-648-1782 if you have any questions concerning this filing.

Very truly yours,

/s/ Pamela L. Woodley
Pamela L. Woodley
Assistant Secretary

APPENDIX A

J.P. Morgan Specialty Funds (dated May 1, 2016)

Security Capital U.S. Core Real Estate Securities Fund

JPMorgan SmartAllocation Funds (dated July 1, 2016)

JPMorgan SmartAllocation Income Fund

J.P. Morgan Tax Aware Funds (dated July 1, 2016)

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

J.P. Morgan Municipal Bond Funds (dated July 1, 2016)

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond

JPMorgan New York Tax Free Bond Fund

JPMorgan SmartAllocation Funds (dated November 1, 2016)

JPMorgan SmartAllocation Equity Fund

J.P. Morgan U.S. Equity Funds (dated November 1, 2016)

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

J.P. Morgan Tax Aware Funds (dated March 1, 2017)

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

J.P. Morgan Income Funds (dated March 1, 2017)

JPMorgan Emerging Markets Strategic Debt Fund

J.P. Morgan Funds (dated March 1, 2017)

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

JPMorgan Commodities Strategy Fund

J.P. Morgan International Equity Funds (dated March 1, 2017)

JPMorgan Global Research Enhanced Index Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase